Note 14 - Warehouse Credit Facilities (Details Textual) - Warehouse Credit Facilities [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Oct. 20, 2021	Apr. 28, 2021	Dec. 31, 2020
Line of Credit Facility, Maximum Borrowing Capacity	$ 400,000			$ 400,000
Facility A [Member]
Line of Credit Facility, Maximum Borrowing Capacity	125,000	$ 125,000		275,000
Facility C [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 150,000		$ 150,000	$ 0